Debt and Interest Expense	12 Months Ended
Dec. 31, 2013
Debt Instruments [Abstract]
Debt and Interest Expense
10.  DEBT AND INTEREST EXPENSE

The following table presents the Partnership’s outstanding debt as of December 31, 2013 and 2012:

	December 31, 2013			December 31, 2012
thousands	Principal	Carrying Value	Fair Value (1)	Principal	Carrying Value	Fair Value (1)
4.000% Senior Notes due 2022	$670,000	$673,278	$641,237	$670,000	$673,617	$669,928
5.375% Senior Notes due 2021	500,000	495,173	533,615	500,000	494,661	499,946
2.600% Senior Notes due 2018	250,000	249,718	247,988	—	—	—
Total debt outstanding	$1,420,000	$1,418,169	$1,422,840	$1,170,000	$1,168,278	$1,169,874

(1)	Fair value is measured using Level 2 inputs.

Debt activity. The following table presents the debt activity of the Partnership for the years ended December 31, 2013 and 2012:

thousands	Carrying Value
Balance as of December 31, 2011	$669,178
Revolving credit facility borrowings	374,000
Issuance of 4.000% Senior Notes due 2022	670,000
Repayment of revolving credit facility	(374,000)
Repayment of note payable to Anadarko	(175,000)
Revolving credit facility borrowings - Swingline	20,000
Repayment of revolving credit facility - Swingline	(20,000)
Other	4,100
Balance as of December 31, 2012	$1,168,278
Revolving credit facility borrowings	710,000
Repayments of revolving credit facility	(710,000)
Issuance of 2.600% Senior Notes due 2018	250,000
Other	(109)
Balance as of December 31, 2013	$1,418,169

Senior Notes. In August 2013, the Partnership completed the offering of $250.0 million aggregate principal amount of 2.600% Senior Notes due 2018 (the “2018 Notes”) at a price to the public of 99.879% of the face amount. Including the effects of the issuance and underwriting discounts, the effective interest rate of the 2018 Notes is 2.806%. Interest is paid semi-annually on February 15 and August 15 of each year. Proceeds (net of underwriting discount of $1.5 million, original issue discount and debt issuance costs) were used to repay amounts then outstanding under the Partnership’s $800.0 million senior unsecured revolving credit facility (“RCF”).
The 2018 Notes mature on August 15, 2018, unless earlier redeemed. The Partnership may redeem the 2018 Notes in whole or in part, at any time before July 15, 2018, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2018 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2018 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2018 Notes) plus 20 basis points, plus, in either case, accrued and unpaid interest to such redemption date, if any, on the principal amount being redeemed. On or after July 15, 2018, the 2018 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2018 Notes to be redeemed, plus accrued interest on the 2018 Notes to be redeemed to the date of redemption.
10.  DEBT AND INTEREST EXPENSE (CONTINUED)

In June 2012, the Partnership completed the offering of $520.0 million aggregate principal amount of 4.000% Senior Notes due 2022. In October 2012, the Partnership issued an additional $150.0 million in aggregate principal amount of 4.000% Senior Notes due 2022. The October 2012 notes and the June 2012 notes were issued under the same indenture and are considered a single class of securities, collectively referred to as the “2022 Notes.”
In May 2011, the Partnership completed the offering of $500.0 million aggregate principal amount of 5.375% Senior Notes due 2021 (the “2021 Notes”). The indentures governing the 2021 Notes, the 2022 Notes, and the 2018 Notes contain customary events of default. At December 31, 2013, the Partnership was in compliance with all covenants under the indentures governing the 2021 Notes, 2022 Notes, and the 2018 Notes.

Interest rate agreements. In May 2012, the Partnership entered into U.S. Treasury Rate lock agreements to mitigate the risk of rising interest rates prior to the issuance of the 2022 Notes. The Partnership settled the rate lock agreements simultaneously with the June 2012 offering of the 2022 Notes, realizing a loss of $1.7 million, which is included in other income (expense), net in the consolidated statements of income.
In March 2011, the Partnership entered into a forward-starting interest-rate swap agreement to mitigate the risk of rising interest rates prior to the issuance of the 2021 Notes. In May 2011, the Partnership issued the 2021 Notes and terminated the swap agreement, realizing a loss of $1.9 million, which is included in other income (expense), net in the consolidated statements of income.

Note payable to Anadarko. In 2008, the Partnership entered into a five-year $175.0 million term loan agreement with Anadarko. The interest rate was fixed at 2.82% prior to June 2012 when the note payable to Anadarko was repaid in full with proceeds from the June 2012 offering of the 2022 Notes.

Revolving credit facility. In March 2011, the Partnership entered into an amended and restated $800.0 million senior unsecured RCF and borrowed $250.0 million under the RCF to repay the Wattenberg term loan (described below). The RCF amended and restated a $450.0 million credit facility, which was originally entered into in October 2009. At December 31, 2013 and 2012, the interest rate on the RCF was 1.67% and 1.71%, respectively. The Partnership is required to pay a quarterly facility fee currently ranging from 0.20% to 0.35% of the commitment amount (whether used or unused), based upon the Partnership’s senior unsecured debt rating. The facility fee rate was 0.25% at December 31, 2013 and 2012. See Note 12.
As of December 31, 2013, the Partnership had no outstanding borrowings, $12.8 million in outstanding letters of credit issued and $787.2 million available for borrowing under the RCF. At December 31, 2013, the Partnership was in compliance with all covenants under the RCF.
The 2021 Notes, the 2022 Notes, the 2018 Notes and obligations under the RCF are recourse to the Partnership’s general partner. The Partnership’s general partner is indemnified by a wholly owned subsidiary of Anadarko, WGRI, against any claims made against the general partner under the 2022 Notes, the 2021 Notes, and/or the RCF. See Note 2 and Note 12 for a discussion of amendments to the RCF and borrowing activity under the new RCF in March 2014, related to acquisitions which closed after December 31, 2013.
10.  DEBT AND INTEREST EXPENSE (CONTINUED)

In connection with the acquisition of the Non-Operated Marcellus Interest in March 2013, the general partner and another wholly owned subsidiary of Anadarko entered into an indemnification agreement (the “2013 Indemnification Agreement”) whereby such subsidiary agreed to indemnify the Partnership’s general partner for any recourse liability it may have for RCF borrowings, or other debt financing, attributable to the acquisitions of the Non-Operated Marcellus Interest or the Anadarko-Operated Marcellus Interest. The 2013 Indemnification Agreement applies to the 2018 Notes. The Partnership’s general partner and WGRI also amended and restated the existing indemnity agreement between them to reduce the amount for which WGRI would indemnify the Partnership’s general partner by an amount equal to any amounts payable to the Partnership’s general partner under the 2013 Indemnification Agreement. See Note 12.

Wattenberg term loan. In connection with the Wattenberg acquisition, in August 2010 the Partnership borrowed $250.0 million under a three-year term loan from a group of banks (“Wattenberg term loan”). The Wattenberg term loan incurred interest at London Interbank Offered Rate (“LIBOR”) plus a margin ranging from 2.50% to 3.50% depending on the Partnership’s consolidated leverage ratio as defined in the Wattenberg term loan agreement. The Partnership repaid the Wattenberg term loan in March 2011 using borrowings from its RCF and recognized $1.3 million of accelerated amortization expense related to its early repayment.

Interest expense. The following table summarizes the amounts included in interest expense:

	Year Ended December 31,
thousands	2013	2012	2011
Third parties
Interest expense on long-term debt	$59,293	$41,171	$20,533
Amortization of debt issuance costs and commitment fees (1)	4,449	4,319	5,297
Capitalized interest	(11,945)	(6,196)	(420)
Total interest expense – third parties	51,797	39,294	25,410
Affiliates
Interest expense on note payable to Anadarko (2)	—	2,440	4,935
Interest expense on affiliate balances (3)	—	326	—
Total interest expense – affiliates	—	2,766	4,935
Interest expense	$51,797	$42,060	$30,345

(1)
For the years ended December 31, 2013 and 2012, includes $1.0 million and $1.1 million, respectively, of amortization of (i) the original issue discount for the June 2012 offering of the 2022 Notes, partially offset by the original issue premium for the October 2012 offering of the 2022 Notes, (ii) original issue discount for the 2021 Notes and (iii) underwriters’ fees. In addition, for the year ended December 31, 2013, includes the amortization of the original issue discount and underwriters’ fees for the 2018 Notes of $0.2 million. For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters’ fees for the 2021 Notes.

(2)	In June 2012, the note payable to Anadarko was repaid in full. See Note payable to Anadarko within this Note 10.

(3)
Imputed interest expense on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. In the fourth quarter of 2012, the Partnership repaid the reimbursement payable to Anadarko associated with the construction of the Brasada facility and Lancaster plant.